Federated Investors
World-Class Investment Manager

Federated Municipal Opportunities Fund, Inc.

15TH ANNUAL REPORT

August 31, 2001

Established 1987

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated Municipal Opportunities Fund, Inc.

President's Message

Dear Fellow Shareholder:

Federated Municipal Opportunities Fund, Inc. was created in 1987, and I am pleased to present its 15th Annual Report. This report covers the 12-month reporting period from September 1, 2000 through August 31, 2001. On August 31, 2001, the fund's $405.7 million portfolio was invested across 182 tax-free securities1 issued by municipalities in 43 states. The portfolio is diversified across sectors, states, credit quality categories, and individual issuers.

Over the past 12 months, investors have experienced volatility in both the stock and bond markets. The U.S. economy is slowing, and corporate earnings are declining. The Federal Reserve Board has reduced interest rates six times. The municipal bond market has served its investors well, as this asset class has provided liquidity and attractive tax-free yields. Shareholders of the fund have benefited as the share price improved, and monthly income was paid.

Management's strategy is to provide a high level of tax-exempt income1 to shareholders by structuring a well-diversified portfolio of medium and lower quality, long-term municipal bonds. These bonds can potentially generate more income, but have more credit risk.

This report begins with an interview with Mary Jo Ochson, Senior Vice President, who co-manages the fund with J. Scott Albrecht, Vice President, both of Federated Investment Management Company. Following their comments covering the municipal market, the fund's performance, and investment strategy are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's broadly diversified municipal bond holdings, and third is the publication of the fund's financial statements.

1 State, local and federal alternative minimum taxes may apply.

Due to its high-coupon bond holdings, the fund was able to deliver a yield advantage over the average municipal bond fund. The fund's 30-day SEC yield for Class A Shares on August 31, 2001, was 4.63%, based on offering price.2 This is the equivalent of a 7.60% yield on a taxable bond investment for an investor in the 39.1% federal income tax bracket, and equivalent to taxable yields of 6.66% and 7.18% for investors in the 30.5% and 35.5% tax brackets, respectively.

Individual share class total return performance, based on net asset value, for the 12-month reporting period, including income distributions, follows.3

	Total Return	Income	Net Asset Value Increase
Class A Shares	7.48%	$0.573	$9.78 to $9.91= 1.33%
Class B Shares	6.67%	$0.499	$9.77 to $9.90= 1.33%
Class C Shares	6.66%	$0.498	$9.77 to $9.90= 1.33%
Class F Shares	7.48%	$0.573	$9.78 to $9.91= 1.33%

Thank you for investing a portion of your wealth in Federated Municipal Opportunities Fund, Inc. You are one of approximately 12,000 shareholders who earn monthly investment income free from federal regular income tax. Of course, you have the option of either receiving income from the fund or building your account by reinvesting your dividends to compound shares tax-free.

As always, we welcome your comments and suggestions.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
October 15, 2001

2 The 30-day current SEC net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. The 30-day current SEC yield as of August 31, 2001 for Class B, C and F Shares were 4.10%, 4.11% and 4.80%, respectively, based on offering price (i.e., less any applicable sales charge). The taxable yield equivalents, based on offering price (i.e., less any applicable sales charge), for investors in 39.1%, 35.5% and 30.5% federal tax brackets were as follows: Class B Shares--6.73%, 6.36% and 5.90%, respectively; Class C Shares--6.75%, 6.37% and 5.91%, respectively; and Class F Shares--7.88%, 7.44% and 6.91%, respectively.

3 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B, C and F Shares were 2.65%, 1.17%, 5.66% and 5.40%, respectively.

Mary Jo Ochson

Senior Vice President

Federated Investment Management Company

J. Scott Albrecht

Vice President

Federated Investment Management Company

Investment Review

How would you describe the market environment during the fund's fiscal year?

The market environment has been favorable for municipal securities due to declining interest rates and strong investor demand. For example, long-term and intermediate-term high-grade municipal bonds have declined 60-90 basis points over the 12-month reporting period. Interest rates on the short end of the municipal yield curve, which are highly influenced by Federal Reserve Board ("the Fed") rate cuts, declined even more (130-200 basis points).

The reason for the decline in yields was the sharp deceleration in economic activity over the past year. Since January of this year, the Fed has slashed the Fed Funds Target Rate by 350 basis points in an effort to prevent the economy from sliding into a recession.

The demand for municipal bonds has been very strong over the reporting period. Investors have shied away from equity securities all year and reallocated cash to bonds, including municipal bonds, as a lower risk alternative. Many investors are encouraged by their investment results in this diversified portfolio.

In the current economic environment, are municipal bond funds a better choice than buying individual municipal bonds directly?

Yes. Municipal bond funds seem to make good sense in the current economic environment because mutual funds have many advantages over buying individual securities directly. The fund holds bond certificates for safekeeping, deals with bond calls and can reinvest dividends for fund shareholders. Fund managers keep track of the credit quality of fund issues. Right now--with interest rates continuing to fall--municipal bond funds can potentially offer a competitive yield, if not a higher yield, than one could have obtained by buying individual municipal bonds directly. Also, remember that it is the full-time job of a municipal bond fund portfolio manager to research a market where bonds are scarce, and to find the right bonds at the right price, no matter how difficult that task might be. At Federated, we have been doing just that since 1976.

How did Federated Municipal Opportunities Fund, Inc. perform during the 12-month reporting period?

I am pleased to say satisfactorily. The fund's annualized total returns slightly underperformed the Lipper High Yield Municipal Debt Funds average. For the 12-month reporting period ended August 31, 2001, the fund's Class A, B, C and F Shares returned 7.48%, 6.67%, 6.66% and 7.48%, respectively, based on net asset value, while the Lipper average returned 7.75%.1 A key reason for underperformance is that we held a greater percentage of higher quality securities than the average high-yield municipal fund. Because of the current weak economic climate, we think this bias toward higher quality securities will work out well for our shareholders over the long term.

The fund did achieve good absolute performance numbers. One of the key reasons for good total return performance is that our fund did not experience any significant credit problems. Managing credit exposure of the portfolio is especially important in a fund like this which holds lower rated but potentially higher yielding municipal securities.

1 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper figures do not take sales charges into account.

How did the fund perform with respect to income?

As of August 31, 2001, the fund's Class A Shares had a 30-day SEC yield of 4.63% (based on offering price). The fund's core positions in high-coupon bonds (both investment and non-investment grade) were the forces behind the strong income performance by the fund. This performance is even more impressive on a tax-equivalent basis. Tax-equivalent yields for the fund's Class A Shares ranged from 6.66% for an investor in the 30.5% bracket to 7.60% for an investor in the 39.1% tax bracket.

What were the fund's top five holdings as of August 31, 2001?

Issuer/Coupon/Maturity	Percentage of Net Assets
District of Columbia, Revenue Bonds, American University, 5.62% due 10/01/2026	3.58%
Indianapolis, IN, Airport Authority, Special Facilities Revenue Bonds (FedEx Corp.), 7.10% due 1/15/2017	3.19%
California State, UT GO Bonds, 5.00% due 6/01/2012	2.93%
Merrill Lynch Puttable RITES Trust, Tax Exempt Receipts, 10.76% due 5/01/2030	2.65%
Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds (Northcrest Medical Center), 8.50% due 4/01/2024	2.37%
TOTAL	14.72%

How were the fund's assets allocated in terms of credit quality at the end of the reporting period?

Percentage of Net Assets
AAA	18.2%
AA	3.7%
A	6.7%
BBB	25.3%
BB	5.4%
B	0.5%
Non-rated	38.6%

What is your outlook for the municipal bond market through the end of 2001?

It is very hard to predict the course for the economy amid the extraordinary levels of uncertainty due to the World Trade Center and Pentagon terrorist attacks. However, we anticipate a continuation of slow economic growth for the remainder of 2001. Given the weak current economic environment, namely ongoing difficulties associated with the equity markets and the rising unemployment rate, we believe that the Fed is likely to lower interest rates at least one more time by year-end. We believe investors will continue to gravitate toward fixed income securities, in general, and municipal securities in particular because of their tax-free income.

Support for the municipal market remains strong. Municipal bond funds continue to show strong cash flows, as investors shift assets out of the volatile stock market. The demand for municipal bonds by retail investors, another important component of demand, is also anticipated to remain strong through year-end.

We do foresee a robust issuance schedule over the next couple of months, but believe investors can absorb this volume. We are carefully monitoring liquidation of municipal positions by property and casualty companies to meet claims due to the tragic events of September 11, 2001. At the very least, insurance companies will be curtailing their purchases of municipals. Other market participants, however, should be able to work through the additional volume.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you made an initial investment of $15,000 in the Class F Shares of Federated Municipal Opportunities Fund, Inc. on 4/10/87, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $35,777 on 8/31/01. You would have earned a 6.23%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all tax-free distributions in fund shares. This increases the number of shares on which you can earn future tax-free dividends, and you gain the benefit of compounding tax-free.

As of 9/30/01, the Class A Shares' average annual 1-year, 5-year and since-inception (8/5/96) total returns were 1.97%, 3.34% and 3.33%, respectively. Class B Shares' average annual 1-year, 5-year and since-inception (8/5/96) total returns were 0.50%, 3.17% and 3.32%, respectively. Class C Shares' average annual 1-year, 5-year and since inception (8/5/96) total returns were 4.99%, 3.50% and 3.48%, respectively. Class F Shares' average annual 1-year, 5-year and 10-year total returns were 4.72%, 4.08% and 5.08%, respectively.2

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge for Class F Shares. A contingent deferred sales charge of 1.00% would be applied on any redemption of Class F Shares less than four years from the purchase date. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 4.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge; and Class F Shares, 1.00% sales charge and 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 14 years (reinvesting all dividends and capital gains) grew to $22,763.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class F Shares of Federated Municipal Opportunities Fund, Inc. on 4/10/87, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $15,000, but your account would have reached a total value of $22,7631 by 8/31/01. You would have earned an average annual total return of 5.47%.

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all tax-free earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work.

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile--
Investing for Tax-Free Monthly Income

Fred and Marge Potter both work and have no children. At the peak of their careers, this tax-sensitive couple was seeking a way to keep more of what they earned. On April 10, 1987, they invested $5,000 in the Class F Shares of Federated Municipal Opportunities Fund, Inc. and continue to invest $500 in the fund on the first of every month.

As this chart shows, since that time, their investment has grown--on a tax-free basis--to $139,381.1 This represents a 5.46% average annual total return. For the Potters, the decision to invest tax-free has made the future worth waiting for.

1 This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results. Income may be subject to the federal alternative minimum tax and state and local taxes. Upon redemption, any capital gains are subject to taxes.

Federated Municipal Opportunities Fund, Inc.--Class A Shares

GROWTH OF $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Municipal Opportunities Fund, Inc. (Class A Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 2001 compared with the Lehman Brothers Municipal Bond Index (LBMB)2 and the Lipper High Yield Municipal Debt Funds Average (LHMD).2

Average Annual Total Return[3] for the Period Ended 8/31/2001
1 Year	2.65%
5 Years	3.78%
Start of Performance (8/5/1996)	3.54%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LHMD have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB and LHMD are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index and average are unmanaged.

3 Total return quoted reflects all applicable sales charges.

Federated Municipal Opportunities Fund, Inc.--Class B Shares

GROWTH OF $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Municipal Opportunities Fund, Inc. (Class B Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 2001 compared with the Lehman Brothers Municipal Bond Index (LBMB)2 and the Lipper High Yield Municipal Debt Funds Average (LHMD).2

Average Annual Total Return[3] for the Period Ended 8/31/2001
1 Year	1.17%
5 Years	3.61%
Start of Performance (8/5/1996)	3.53%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a 1.00% contingent deferred sales charge on any redemption less than six years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LHMD have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB and LHMD are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index and average are unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Federated Municipal Opportunities Fund, Inc.--Class C Shares

GROWTH OF $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Municipal Opportunities Fund, Inc. (Class C Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 2001 compared with the Lehman Brothers Municipal Bond Index (LBMB)2 and the Lipper High Yield Municipal Debt Funds Average (LHMD).2

Average Annual Total Return[3] for the Period Ended 8/31/2001
1 Year	5.66%
5 Years	3.94%
Start of Performance (8/5/1996)	3.69%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LHMD have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB and LHMD are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index and average are unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Federated Municipal Opportunities Fund, Inc.--Class F Shares

GROWTH OF $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Municipal Opportunities Fund, Inc. (Class F Shares) (the "Fund") from August 31, 1991 to August 31, 2001 compared with the Lehman Brothers Municipal Bond Index (LBMB)2 and the Lipper High Yield Municipal Debt Funds Average (LHMD).2

Average Annual Total Return[3] for the Period Ended 8/31/2001
1 Year	5.40%
5 Years	4.54%
10 Years	5.26%
Start of Performance (4/10/1987)	6.22%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A contingent deferred sales charge of 1.00% would be applied on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LHMD have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB and LHMD are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index and average are unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

August 31, 2001

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--95.7%
		Alabama--2.9%
$1,000,000		Alabama Special Care Facilities Finance Authority, Revenue Bonds (Series A), 5.875% (Birmingham Baptist Medical Center)/(Original Issue Yield: 6.125%), 11/15/2024	NR		$1,026,330
8,750,000		Jefferson County, AL, Sewer Capital Improvement Warrants Revenue Bonds (Series A), 5.00% (Original Issue Yield: 5.23%), 2/1/2033	AAA		8,553,038
1,000,000		Selma, AL, IDB, Annual Tender PCR Refunding Bonds (Series B), 4.25% TOBs (International Paper Co.), 7/15/2002	BBB		1,002,230
1,000,000		Selma, AL, IDB, Revenue Bonds (Series A), 4.25% TOBs (International Paper Co.), Optional Tender 7/15/2002	BBB		1,002,230
250,000	[2]	West Jefferson Amusement & Public Park Authority, AL, First Mortgage Revenue Bonds, 6.375% (Visionland, AL)/(Original Issue Yield: 6.528%), 2/1/2029	NR		78,124

		TOTAL			11,661,952

		Alaska--0.3%
1,440,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032	BB+		1,180,541
180,000		Alaska State Housing Finance Corp., COL Home Mortgage Revenue Bonds (Series B-1), 6.90% (GNMA LOC), 6/1/2032	AAA		184,216

		TOTAL			1,364,757

		Arizona--1.8%
4,985,000		Gilbert, AZ, IDA, Revenue Bonds (Series 1999A), 5.85% (Southwest Student Services Corp.)/(Original Issue Yield: 5.90%), 2/1/2019	NR		4,845,370
2,400,000	[3]	Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds (Series 1999A), 7.50% (Rainbow Valley Landfill Project), 12/1/2020	NR		2,257,440

		TOTAL			7,102,810

		Arkansas--1.5%
2,000,000		Arkansas State Development Finance Authority, Hospital Revenue Bonds, 7.375% (Washington Regional Medical Center)/(Original Issue Yield: 7.50%), 2/1/2029	BBB-		2,105,300
2,920,000		Conway, AR, Hospital Revenue Bonds, 7.125% (Conway Regional Hospital), 2/1/2013	BBB+		3,031,981
1,000,000		Little Rock, AR Health Facilities Board, Revenue Refunding Bonds, 7.00% (Baptist Medical Center, AR), 10/1/2017	A		1,040,000

		TOTAL			6,177,281

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--6.0%
$11,000,000		California State, UT GO Bonds, 5.00% (MBIA INS), 6/1/2012	AAA		$11,884,840
5,000,000		California State, UT GO Bonds, 5.125% (Original Issue Yield: 5.39%), 6/1/2024	A+		5,111,300
1,995,000	[3]	California Statewide Communities Development Authority, Multifamily Housing Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2039	NR		1,840,786
1,000,000		California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	NR		1,016,450
2,000,000		San Dimas, CA, Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028	NR		1,915,140
1,000,000		Vista, CA, Mobile Home Park, Revenue Bonds (Series 1999A), 5.75% (Vista Manor Mobile Home)/(Original Issue Yield: 5.821%), 3/15/2029	NR		916,320
800,000		Vista, CA, Mobile Home Park, Revenue Bonds (Series A), 5.875% (Estrella De Oro Mobile Home)/(Original Issue Yield: 5.947%), 2/1/2028	NR		774,440
1,000,000		Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031	NR		1,004,300

		TOTAL			24,463,576

		Colorado--2.9%
1,500,000		Aspen Grove, CO, Business Improvement District, LT GO Bonds (Series 2001), 7.625%, 12/1/2025	NR		1,534,980
1,500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2001), 7.625% (Peak to Peak Charter School)/(Original Issue Yield: 8.00%), 8/15/2031	NR		1,442,055
4,205,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-2), 6.875%, 11/1/2028	Aa2		4,590,851
600,000		Deer Creek Metropolitan District, CO, UT GO Bonds, 7.625%, 12/1/2019	NR		628,571
500,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 6.00% (Original Issue Yield: 6.05%), 12/1/2031	BBB+		504,785
1,000,000		Northwest Parkway Highway Authority, First Tier Subordinate Revenue Bonds (Series D), 7.125% (Original Issue Yield: 7.375%), 6/15/2041	BB+		1,030,420
2,000,000		Sterling Hills West Metropolitan District, LT GO Bonds (Series 2001B), 8.00%, 12/1/2021	NR		2,008,120

		TOTAL			11,739,782

		Connecticut--0.8%
3,000,000		Connecticut Development Authority, PCR Refunding Revenue Bonds (Series A), 5.85% (Connecticut Light & Power Co.), 9/1/2028	BBB		3,081,090

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		District of Columbia--3.6%
$14,000,000		District of Columbia, Revenue Bonds, 5.625% (American University)/(AMBAC INS)/(Original Issue Yield: 5.90%), 10/1/2026	AAA		$14,544,600

		Florida--4.0%
2,500,000	[3]	Florida Housing Finance Corp., Multifamily Housing Revenue Bonds (Series 1998 T-1), 6.50% (Whistler's Cove Apartments), 1/1/2039	NR		2,403,375
2,000,000		Harbor Bay, FL, Community Development District, Special Assessment Capital Improvement Revenue Bonds (Series 2001B), 6.35%, 5/1/2010	NR		2,011,020
1,000,000		Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.00% (Adventist Health System)/(Original Issue Yield: 6.026%), 11/15/2031	A-		1,045,830
1,940,000		Lee County, FL, HFA, SFM Step Coupon Revenue Bonds (Series A), 6.85% (GNMA COL), 3/1/2029	Aaa		2,140,246
1,000,000		Mediterra North Community Development District, FL, Capital Improvement Revenue Bonds (Series A), 6.80%, 5/1/2031	NR		1,013,870
1,000,000		Miami Beach, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	BBB-		1,053,060
15,925,000		Miami-Dade County, FL, Special Obligation Capital Appreciation Revenue Bonds (Series B)/(MBIA INS)/(Original Issue Yield: 5.65%), 10/1/2031	AAA		3,054,256
1,460,000	[3]	Orange County, FL, HFA, Multifamily Housing Revenue Bonds (Series 1999B), 6.50% (Palm West Apartments Project), 3/1/2034	NR		1,373,948
2,000,000		St. Johns County, FL, IDA, Health Care Revenue Bonds (Series 1999), 8.00% (Glenmoor at St. Johns)/(Original Issue Yield: 8.10%), 1/1/2030	NR		2,022,040

		TOTAL			16,117,645

		Georgia--1.4%
4,200,000		Augusta, GA, HFA, Multifamily Housing Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	NR		4,205,670
1,640,000		Forsyth County, GA, Hospital Authority, Revenue Anticipation Certificates (Series 1998), 6.375% (Georgia Baptist Health Care System)/(Original Issue Yield: 6.45%), 10/1/2028	NR		1,531,170

		TOTAL			5,736,840

		Hawaii--0.1%
485,000		Hawaii State Department of Transportation, Special Facility Refunding Revenue Bonds (Series 2000), 7.00% (Continental Airlines, Inc.)/(Original Issue Yield: 7.20%), 6/1/2020	BB		497,998

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Idaho--0.9%
$2,000,000		Idaho Health Facilities Authority, Refunding Revenue Bonds (Series 1999A), 7.875% (Valley Vista Care Corp. Obligated Group)/(Original Issue Yield: 8.10%), 11/15/2029	NR		$1,967,400
415,000		Idaho Housing Agency, SFM Revenue Bonds (Series A), 7.50% (FHA INS), 7/1/2024	AA		424,956
1,105,000		Idaho Housing Agency, SFM Revenue Bonds (Series F-2), 7.80% (FHA INS), 1/1/2023	AA		1,117,397

		TOTAL			3,509,753

		Illinois--1.8%
1,350,000		Chicago, IL, SFM Revenue Bonds (Series A), 7.25% (GNMA COL), 9/1/2028	Aaa		1,496,934
5,000,000		Illinois Health Facilities Authority, Hospital Revenue Bonds (Series A), 9.25% (Edgewater Hospital & Medical Center, IL)/ (State & Local Government Securities PRF), 7/1/2024	Aaa		5,884,100

		TOTAL			7,381,034

		Indiana--5.2%
525,000		Beech Grove, IN, Economic Development Revenue Bond, 8.75% (Westvaco Corp.), 7/1/2010	BBB		532,030
1,000,000		Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	NR		858,990
2,000,000		Indiana Health Facilities Finance Authority Rehabilitation Center, Revenue Refunding Bonds (Series 1998), 5.625% (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028	BBB-		1,682,080
3,000,000	[3]	Indiana Port Commission, Port Facility Revenue Refunding Bonds, 6.875% (Cargill, Inc.), 5/1/2012	A1		3,136,680
12,000,000		Indianapolis, IN, Airport Authority, Special Facilities Revenue Bonds, 7.10% (FedEx Corp.)/(Original Issue Yield: 7.178%), 1/15/2017	BBB		12,961,080
2,000,000		South Bend, IN, Economic Development Revenue Bonds (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	NR		1,741,600

		TOTAL			20,912,460

		Iowa--0.3%
1,000,000		Davenport, IA, PCA, PCR Refunding Bonds, Nicols-Homeshield Project, 8.375% (Quanex Corp.), 12/1/2005	NR		1,008,090

		Kansas--1.7%
1,500,000	[3]	Kansas Development Finance Authority, Multifamily Housing Revenue Bonds (Series 1998K), 6.375% (Pioneer Olde Town Apartments), 10/1/2017	NR		1,432,485
50,000		Manhattan, KS, Industrial Revenue Bonds (Series 1999), 6.25% (Farrar Corporation Project), 8/1/2006	NR		52,107
1,625,000		Manhattan, KS, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corporation Project), 8/1/2014	NR		1,689,301
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Kansas--continued
$1,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2000A), 8.00% (Aberdeen Village, Inc.)/(Original Issue Yield: 8.25%), 5/15/2030	NR		$1,021,060
2,260,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA COL), 6/1/2029	Aaa		2,577,055

		TOTAL			6,772,008

		Kentucky--1.3%
3,500,000		Kenton County, KY Airport Board, Special Facilities Revenue Bonds (Series A), 7.50% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.60%), 2/1/2020	BBB-		3,609,025
2,000,000		Kentucky EDFA, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health Center)/(Original Issue Yield: 5.92%), 10/1/2022	BB-		1,507,880

		TOTAL			5,116,905

		Louisiana--6.1%
3,000,000		De Soto Parish, LA Environmental Improvement Authority, Revenue Bonds, 7.70% (International Paper Co.), 11/1/2018	BBB		3,314,400
2,800,000		Lake Charles, LA Harbor & Terminal District, Port Facilities Revenue Refunding Bond, Trunkline Lining Co Project, 7.75% (Panhandle Eastern Corp.), 8/15/2022	A3		2,992,136
2,000,000		Louisiana Local Government Environmental Facilities, Housing Bond Anticipation Notes (Series A), 6.25% (Kingston Point), 7/1/2002	NR		2,000,340
2,000,000		Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030	NR		2,005,960
5,645,000		St. Charles Parish, LA, PCR Bonds, 7.50% (Louisiana Power & Light Co.)/(Original Issue Yield: 7.542%), 6/1/2021	BBB		5,770,884
3,650,000		St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds (Series A), 7.00% (Louisiana Power & Light Co.)/(Original Issue Yield: 7.04%), 12/1/2022	BBB		3,795,672
3,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Agrico)/(Original Issue Yield: 7.75%), 10/1/2022	NR		2,995,050
2,000,000		West Feliciana Parish, LA, PCR Refunding Bonds (Series 1999B), 6.60% (Entergy Gulf States, Inc.), 9/1/2028	BB+		2,049,440

		TOTAL			24,923,882

		Maine--0.5%
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bond (Series A), 7.50% (Piper Shores), 1/1/2019	NR		1,010,490
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bonds (Series A), 7.55% (Piper Shores), 1/1/2029	NR		1,008,220

		TOTAL			2,018,710

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Maryland--0.5%
$2,000,000		Maryland Economic Development Corp., Senior Lien Revenue Bonds (Series 1999B), 7.75% (Chesapeake Bay Conference Center Project), 12/1/2031	NR		$2,048,900

		Massachusetts--1.0%
4,000,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated Group)/(Original Issue Yield: 5.80%), 7/1/2028	BBB		3,914,040

		Michigan--1.7%
1,000,000		Chelsea, MI Economic Development Corp., Revenue Refunding Bonds (Series 1998), 5.40% (United Methodist Retirement Communities, Inc.)/(Original Issue Yield: 5.52%), 11/15/2018	BBB		864,630
2,250,000		Chelsea, MI Economic Development Corp., Revenue Refunding Bonds (Series 1998), 5.40% (United Methodist Retirement Communities, Inc.)/(Original Issue Yield: 5.58%), 11/15/2027	BBB		1,857,353
1,755,000		Island City Academy, MI, Certificates of Participation, 7.25%, 8/1/2029	NR		1,788,626
275,000		Michigan State Housing Development Authority, SFM Revenue Bonds (Series B), 6.95%, 12/1/2020	AA+		282,329
1,000,000		Michigan Strategic Fund, Resource Recovery Limited Obligation Revenue Bonds, 6.90% (Central Wayne Energy Recovery Limited Partnership), 7/1/2019	NR		595,000
1,000,000		Michigan Strategic Fund, Resource Recovery Limited Obligation Revenue Bonds, 7.00% (Central Wayne Energy Recovery Limited Partnership), 7/1/2027	NR		595,000
1,000,000		Mosaica Academy of Saginaw, MI, Certificates of Participation, 7.00%, 6/1/2029	NR		1,005,480

		TOTAL			6,988,418

		Minnesota--2.8%
75,000		Dakota County, MN Housing & Redevelopment Authority, SFM Revenue Bonds, 7.20% (GNMA COL), 12/1/2009	AAA		75,241
165,000		Hennepin Co. MN, Lease Revenue Certificates of Participation (Series A), 6.80%, 5/15/2017	AA		166,454
195,000		Minneapolis, MN Multifamily Housing Authority, Multifamily Housing Revenue Bonds, 7.125% (Seward Towers)/(GNMA COL), 12/20/2010	AAA		197,978
300,000		Minneapolis, MN Multifamily Housing Authority, Multifamily Housing Revenue Bonds, Churchill Project, 7.05% (FHA INS), 10/1/2022	AAA		306,480
1,000,000		Minneapolis State & St. Paul, MN Airport Commission, Special Facilities Revenue Bonds (Series B), 6.50% TOBs (Northwest Airlines, Inc.), Mandatory Tender 4/1/2005	NR		1,000,000
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Minnesota--continued
$2,725,000		Minnesota State HFA, SFM Revenue Bonds (Series E), 6.85%, 1/1/2024	AA+		$2,805,251
8,265,000		St. Paul, MN, Housing & Redevelopment Authority, Hospital Revenue Refunding Bonds (Series A), 6.625% (Healtheast, MN)/(Original Issue Yield: 6.687%), 11/1/2017	BB+		7,024,258

		TOTAL			11,575,662

		Mississippi--0.6%
2,500,000		Mississippi Business Finance Corp., PCR Bonds, 5.875% (System Energy Resources, Inc.)/(Original Issue Yield: 5.934%), 4/1/2022	BBB-		2,480,700

		Missouri--0.7%
2,445,000	[3]	Kansas City, MO, IDA, Multifamily Housing Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	NR		2,398,912
500,000		West Plains, MO, IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue Yield: 6.78%), 11/15/2024	BB+		480,165

		TOTAL			2,879,077

		Multi State--3.6%
1,500,000	[3]	Charter Mac Equity Issuer Trust, Pfd. (Series B), 7.60%, 11/30/2010	NR		1,595,190
10,050,000		Merrill Lynch Puttable RITES Trust, Tax Exempt Receipts (Series PPT-33), 10.765%, 1/1/2032	NR		10,741,541
2,000,000	[3]	Muni Mae TE Bond Subsidiary, LLC, Pfd. (Series B), 7.75%, 11/1/2010	NR		2,146,460

		TOTAL			14,483,191

		Nevada--1.8%
1,000,000		Clark County, NV Improvement District, Local Improvement Bonds (Series 2001), 6.875% (Special Improvement District No. 132 (Summerlin South Area)/(Original Issue Yield: 6.92%), 2/1/2021	NR		1,028,190
5,110,000		Clark County, NV, Industrial Development Revenue Bonds (Series 1997A), 5.90% (Nevada Power Co.), 11/1/2032	BBB		4,851,945
1,300,000		Director of the State of Nevada Department of Business and Industry, 2nd Tier Revenue Bonds (Series 2000), 7.375% (Las Vegas Monorail Project)/(Original Issue Yield: 7.75%), 1/1/2040	NR		1,314,872

		TOTAL			7,195,007

		New Hampshire--0.1%
600,000		New Hampshire Higher Educational & Health Facilities Authority, Revenue Bonds (Series 1998), 5.75% (RiverMead at Peterborough), 7/1/2028	NR		484,008

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New Jersey--1.1%
$1,250,000		New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.25% (Seabrook Village)/(Original Issue Yield: 8.50%), 11/15/2030	NR		$1,310,013
2,550,000		New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	NR		2,201,747
1,000,000		New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines, Inc.)/(Original Issue Yield: 7.25%), 11/15/2030	BB		1,069,200

		TOTAL			4,580,960

		New Mexico--1.6%
850,000		Bernalillo County, NM, Multifamily Refunding Housing Revenue Bonds (Series 2001C), 7.50% (Valencia Retirement)/(SunAmerica, Inc. Guaranteed), 12/1/2021	NR		858,033
2,645,000		Dona Ana County, NM, Multifamily Housing Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	NR		2,674,148
2,000,000		Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375% (Public Service Co. New Mexico), 4/1/2022	BBB-		2,060,980
1,250,000		Santa Fe County, NM, Project Revenue Bonds (Series 1998A), 5.625% (El Castillo Retirement Residences)/(Original Issue Yield: 5.828%), 5/15/2025	NR		1,020,263

		TOTAL			6,613,424

		New York--2.4%
2,500,000		Brookhaven, NY, IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates), 12/1/2023	NR		2,435,575
1,500,000		New York City, NY, IDA, Industrial Development Revenue Refunding Bonds (Series 1998), 6.00% (Field Hotel Associates LP-JFK Project), 11/1/2028	NR		1,406,565
2,000,000		New York City, NY, IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I, LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	BBB-		2,001,340
2,500,000		New York City, NY, UT GO Bonds (Series D), 5.125% (Original Issue Yield: 5.21%), 8/1/2019	A		2,552,525
1,000,000		New York State Dormitory Authority (Mt. Sinai NYU Health Obligated Group) (Series 2000B), 5.40%, 07/01/2022	BBB		1,000,000
280,000		New York State Environmental Facilities Corp., PCR State Water Revolving Fund, 7.25% (Original Issue Yield: 7.334%), 6/15/2010	AAA		286,689

		TOTAL			9,682,694

		North Carolina--0.5%
2,000,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 7.625% (Depaul Community Facilities)/(Original Issue Yield: 7.625%), 11/1/2029	NR		2,047,220

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Dakota--0.2%
$890,000		North Dakota State HFA, SFM Revenue Bonds (Series A), 6.75% (FHA/VA COL), 7/1/2012	A+		$910,853

		Ohio--2.3%
500,000		Franklin County, OH, Health Care Facilities, Revenue Bonds (Series 2001A), 7.125% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 7.35%), 7/1/2029	NR		500,525
1,680,000	[3]	Franklin County, OH, Multifamily Housing Revenue Refunding Bonds (Series 1998B), 6.25% (Jefferson Chase Apartments Project), 11/1/2015	NR		1,606,903
2,500,000		Lorain County, OH, RITES (PA-894R-A), 8.5689% (Catholic Healthcare Partners), 10/1/2012	AA-		2,917,500
2,500,000		Lorain County, OH, RITES (PA-894R-B), 8.5689% (Catholic Healthcare Partners), 10/1/2013	AA-		2,873,750
1,500,000		Ohio State Air Quality Development Authority, PCR Refunding Revenue Bonds (Series 1997A), 6.10% (Cleveland Electric Illuminating Co.), 8/1/2020	BB+		1,537,710

		TOTAL			9,436,388

		Oklahoma--1.6%
4,585,000		Jackson County, OK, Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015	BB		4,301,601
2,000,000		Langston, OK, EDA, Student Housing Revenue Bonds (Series 2000A), 7.75% (Langston Community Development Corp.)/(Original Issue Yield: 7.90%), 8/1/2030	NR		2,009,280

		TOTAL			6,310,881

		Pennsylvania--11.2%
2,330,000		Allegheny County, PA, HDA, Health Care Facilities Revenue Bonds (Series 1998), 5.875% (Villa St. Joseph of Baden, Inc.)/(Original Issue Yield: 6.02%), 8/15/2018	NR		2,004,872
3,000,000		Allegheny County, PA, HDA, Health & Education Revenue Bonds, 7.00% (Rehabilitation Institute of Pittsburgh)/(United States Treasury PRF)/(Original Issue Yield: 7.049%), 6/1/2010	NR		3,156,450
2,500,000		Allegheny County, PA, HDA, Health & Education Revenue Bonds, 7.00% (Rehabilitation Institute of Pittsburgh)/(United States Treasury PRF)/(Original Issue Yield: 7.132%), 6/1/2002 (@102)	NR		2,630,375
2,000,000		Allegheny County, PA, HDA, Health System Revenue Bonds (Series 2000), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B+		2,106,580
1,000,000		Allegheny County, PA, HDA, Revenue Bonds (Series A), 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	NR		1,030,440
4,290,000		Allegheny County, PA, Higher Education, Building Authority Revenue Bonds, 7.375% (La Roche College), 7/15/2012	NR		4,462,115
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$2,000,000		Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	NR		$1,886,620
1,000,000		Bucks County, PA, IDA, First Mortgage Health Care Facilities Revenue Bonds (Series 1999), 6.30% (Chandler Hall Health Services Obligated Group)/(Original Issue Yield: 6.40%), 5/1/2029	NR		862,800
1,500,000		Chartiers Valley, PA, Industrial & Commercial Development Authority, First Mortgage Revenue Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%), 12/1/2024	NR		1,370,535
3,000,000		Delaware County, PA Authority, College Revenue Bonds, 7.25% (Eastern College)/(United States Treasury PRF)/(Original Issue Yield: 7.875%), 3/1/2012	NR		3,303,750
2,055,000		Erie County, PA, Hospital Authority, Revenue Bonds, 7.50% (Erie Infants & Youth Home, Inc.)/(Marine Midland, NY LOC), 10/1/2011	NR		2,100,087
1,000,000		Lancaster, PA, IDA, Revenue Bonds (Series 2000A), 7.625% (Garden Spot Village Project)/(Original Issue Yield: 7.84%), 5/1/2031	NR		1,019,120
2,000,000		Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, 7.375% (Philadelphia Geriatric Center)/(Original Issue Yield: 7.50%), 12/1/2030	NR		2,012,360
1,000,000	[3]	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	NR		723,100
3,000,000	[3]	Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25% (National Gypsum Co.), 11/1/2027	NR		2,208,420
1,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	BBB-		1,534,995
8,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Bonds (Series A), 7.60% (Sun Co., Inc.)/(Original Issue Yield: 7.653%), 12/1/2024	BBB		8,684,240
1,115,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1996), 7.15% (Thiel College), 5/15/2015	NR		1,307,371
1,000,000		Philadelphia, PA, Authority for Industrial Development, Special Facilities Revenue Bonds (Series 2000), 8.125% (US Airways, Inc.)/(Original Issue Yield: 8.50%), 5/1/2030	NR		908,490
550,000		Philadelphia, PA, Authority for Industrial Development, Special Facilities Revenue Bonds, 7.50% (US Airways, Inc.)/(Original Issue Yield: 8.20%), 5/1/2010	NR		517,611
1,500,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (Original Issue Yield: 7.35%), 9/1/2031	NR		1,517,640

		TOTAL			45,347,971

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Puerto Rico--0.6%
$1,000,000	[3]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 8.568% (AMBAC INS), 7/1/2013	NR		$1,271,400
1,000,000	[3]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 8.568% (AMBAC INS), 7/1/2014	NR		1,269,630

		TOTAL			2,541,030

		South Carolina--1.6%
6,000,000		Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B) (Original Issue Yield: 5.80%), 1/1/2025	BBB-		1,085,100
15,550,000		Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series 1998A) (Original Issue Yield: 5.85%), 1/1/2034	BBB-		1,431,533
1,500,000		South Carolina Jobs-EDA, First Mortgage Health Facilities Revenue Refunding Bonds (Series 1998), 5.70% (The Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.80%), 5/1/2026	NR		1,321,665
1,500,000		South Carolina Jobs-EDA, Hospital Facilities Improvement Revenue Bonds (Series 2000A), 7.375% (Palmetto Health Alliance)/(Original Issue Yield: 7.55%), 12/15/2021	BBB		1,635,405
1,000,000		Tobacco Settlement Revenue Management Authority, SC, Tobacco Settlement Asset-Backed Bonds (Series 2001B), 6.375% (Original Issue Yield: 6.532%), 5/15/2028	A		1,075,440

		TOTAL			6,549,143

		Tennessee--4.8%
1,280,000		Chattanooga, TN, IDB, Industrial Development Refunding Revenue Bonds (Series 1999), 7.00% (Market Street, Ltd. Project), 12/15/2012	NR		1,251,482
1,185,000		Chattanooga, TN, IDB, Industrial Development Refunding Revenue Bonds (Series 1999), 7.00% (Warehouse Row, Ltd. Project), 12/15/2012	NR		1,158,598
3,000,000		Elizabethton, TN, Health & Educational Facilities Board, First Mortgage Hospital Revenue Refunding & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance), 7/1/2033	Baa2		3,330,780
1,000,000		Shelby County, TN, Health Education & Housing Facilities Board, Health Care Facilities Revenue Bonds (Series 1997A), 6.375% (Kirby Pines Retirement Community)/(Original Issue Yield: 6.50%), 11/15/2025	NR		811,770
2,900,000		Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds, 8.25% (NorthCrest Medical Center)/(Original Issue Yield: 8.50%), 4/1/2012	Aaa		3,446,273
7,800,000		Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds, 8.50% (NorthCrest Medical Center)/(Original Issue Yield: 8.875%), 4/1/2024	Aaa		9,619,740

		TOTAL			19,618,643

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--6.3%
$2,000,000		ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin LP)/(Original Issue Yield: 7.50%), 1/1/2025	NR		$2,002,600
1,000,000		Austin, TX, Convention Center Enterprises, Inc., First Tier Hotel Revenue Bonds (Series 2001A), 6.70% (Original Issue Yield: 6.75%), 1/1/2032	BBB-		1,053,020
2,320,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corporation, Revenue Bonds, 7.125% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.55%), 11/1/2026	BBB-		2,329,396
3,000,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corporation, Revenue Bonds, 7.25% (American Airlines, Inc.)/(Original Issue Yield: 7.428%), 11/1/2030	BBB-		3,137,520
2,500,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corporation, Revenue Bonds, 7.625% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.65%), 11/1/2021	BBB-		2,561,450
3,000,000		Gulf Coast, TX Waste Disposal Authority, Revenue Bonds (Series A), 6.875% (Champion International Corp.)/(Original Issue Yield: 7.15%), 12/1/2028	BBB		3,053,460
500,000		Gulf Coast, TX Waste Disposal Authority, Waste Disposal Revenue Bonds (Series 2001), 6.65% (Valero Energy Corp.), 4/1/2032	BBB-		522,490
1,000,000		Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental Airlines, Inc.), 7/1/2029	BB		1,019,640
1,000,000		Mesquite, TX, HFDC, Retirement Facility Revenue Bonds, 7.625% (Christian Care Centers, Inc.- Greenway Village)/(Original Issue Yield: 7.75%), 2/15/2028	BBB-		1,039,850
2,000,000		North Central, TX, HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(Original Issue Yield: 7.75%), 11/15/2029	NR		2,058,540
4,200,000		North Central, TX, Housing Finance Corp., Housing Revenue Bonds (Series 1999A), 7.00% (Tiffany Square Apartments), 12/1/2031	NR		4,251,408
1,000,000		Tarrant County, TX, HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.89%), 8/15/2018	NR		849,720
1,000,000		Tarrant County, TX, HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.97%), 8/15/2028	NR		806,470
1,000,000		Tom Green County, TX, HFDC, Hospital Revenue Bonds, 6.75% (Shannon Health System)/(Original Issue Yield: 6.85%), 5/15/2021	NR		1,007,100

		TOTAL			25,692,664

		Utah--0.1%
195,000		Hildale, UT, Electric Revenue Bonds (Series 1995), 7.00%, 9/1/2002	NR		187,274
365,000		Utah State HFA, SFM Revenue Bonds (Series E-2), 7.15% (FHA INS)/(Original Issue Yield: 7.169%), 7/1/2024	AAA		373,468

		TOTAL			560,742

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Virginia--1.1%
$7,500,000		Pocohontas Parkway Association, VA, Toll Road Capital Appreciation Revenue Bonds (Series B) (Original Issue Yield: 5.75%), 8/15/2017	BBB-		$2,439,225
16,000,000		Pocohontas Parkway Association, VA, Toll Road Revenue Bonds (Series 1998B) (Original Issue Yield: 5.90%), 8/15/2029	BBB-		2,205,920

		TOTAL			4,645,145

		Washington--2.8%
11,000,000		Chelan County, WA, Public Utility District No. 1, Refunding Capital Appreciation Revenue Bonds (Series A) (Original Issue Yield: 6.05%), 6/1/2025	AAA		3,168,330
10,000,000		Chelan County, WA, Public Utility District No. 1, Refunding Capital Appreciation Revenue Bonds (Series A) (Original Issue Yield: 6.05%), 6/1/2026	AAA		2,726,700
4,300,000		Port of Camas-Washougal, WA, PCR Refunding Bonds (Series 1993), 6.70% (James River Project, WA)/(Original Issue Yield: 6.75%), 4/1/2023	BBB-		4,372,111
1,000,000		Port of Seattle, WA, IDC, Special Facilities Revenue Bonds (Series 2001), 7.25% (Northwest Airlines, Inc.)/(Original Issue Yield: 7.50%), 4/1/2030	NR		1,009,310

		TOTAL			11,276,451

		Wisconsin--1.6%
1,250,000		Wisconsin HEFA, Revenue Bonds (Series 1998), 5.70% (United Lutheran Program For The Aging, Inc.)/(Original Issue Yield: 5.778%), 3/1/2028	NR		1,037,175
2,000,000		Wisconsin HEFA, Revenue Bonds (Series B), 6.75% (Grant Regional Health Center, Inc.)/(Original Issue Yield: 6.90%), 10/1/2022	NR		1,841,000
1,250,000		Wisconsin HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028	NR		1,014,100
1,630,000		Wisconsin HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	A-		1,682,990
1,000,000		Wisconsin HEFA, Revenue Bonds (Series 1998), 5.75% (Attic Angel Obligated Group)/(Original Issue Yield: 6.00%), 11/15/2027	NR		817,000

		TOTAL			6,392,265

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $385,411,956)			388,386,650

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--2.7%
		Tennessee--0.9%
$3,500,000		Sevier County, TN, Public Building Authority (Series IV-D-1), Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/(Morgan Guaranty Trust Co., New York LIQ)	Aaa		$3,500,000

		Texas--1.8%
2,100,000		Brazos River Authority, TX (Series 1996B), Daily VRDNs (Texas Utilities Electric Co.)/(AMBAC INS)/(Bank of New York LIQ)	A-1+		2,100,000
5,400,000		Harris County, TX, HFDC (Series 1997A), Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America, N.A., Morgan Guaranty Trust Co., New York and Toronto Dominion Bank LIQs)	A-1+		5,400,000

		TOTAL			7,500,000

		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $11,000,000)			11,000,000

		TOTAL INVESTMENTS (IDENTIFIED COST $396,411,956)[4]			$399,386,650

Securities that are subject to alternative minimum tax represent 33.1% of the portfolio as calculated upon total portfolio market value (unaudited).

1 Please refer to the "Investment Ratings" in the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Non-income producing security.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At August 31, 2001, these securities amounted to $25,664,729, which represents 6.3% of net assets.

4 The cost of investments for federal tax purposes amounts to $396,411,956. The net unrealized appreciation of investments on a federal tax basis amounts to $2,974,694, which is comprised of $14,674,356 appreciation and $11,699,662 depreciation at August 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($405,735,557) at August 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FHA	--Federal Housing Administration
FHA/VA	--Federal Housing Administration/Veterans Administration
GNMA	--Government National Mortgage Association
GO	--General Obligation
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCA	--Pollution Control Authority
PCR	--Pollution Control Revenue
PRF	--Prerefunded
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2001

Assets:
Total investments in securities, at value (identified cost $396,411,956)		$399,386,650
Income receivable		6,294,522
Receivable for investments sold		770,000
Receivable for shares sold		1,292,004

TOTAL ASSETS		407,743,176

Liabilities:
Payable for investments purchased	$1,442,316
Payable for shares redeemed	309,951
Payable to bank	59,652
Accrued expenses	195,700

TOTAL LIABILITIES		2,007,619

Net assets for 40,963,029 shares outstanding		$405,735,557

Net Assets Consist of:
Paid in capital		$438,811,809
Net unrealized appreciation of investments		2,974,694
Accumulated net realized loss on investments		(36,968,561)
Undistributed net investment income		917,615

TOTAL NET ASSETS		$405,735,557

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($106,555,252 ÷ 10,756,660 shares outstanding)		$9.91

Offering price per share (100/95.50 of $9.91)[1]		$10.38

Redemption proceeds per share		$9.91

Class B Shares:
Net asset value per share ($91,073,572 ÷ 9,197,981 shares outstanding)		$9.90

Offering price per share		$9.90

Redemption proceeds per share (94.50/100 of $9.90)[1]		$9.36

Class C Shares:
Net asset value per share ($10,953,058 ÷ 1,106,236 shares outstanding)		$9.90

Offering price per share		$9.90

Redemption proceeds per share (99.00/100 of $9.90)[1]		$9.80

Class F Shares:
Net asset value per share ($197,153,675 ÷ 19,902,152 shares outstanding)		$9.91

Offering price per share (100/99.00 of $9.91)[1]		$10.01

Redemption proceeds per share (99.00/100 of $9.91)[1]		$9.81

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2001

Investment Income:
Interest		$26,102,216

Expenses:
Investment adviser fee	$2,309,007
Administrative personnel and services fee	289,781
Custodian fees	24,111
Transfer and dividend disbursing agent fees and expenses	282,329
Directors'/Trustees' fees	12,026
Auditing fees	12,685
Legal fees	17,244
Portfolio accounting fees	138,505
Distribution services fee--Class B Shares	590,218
Distribution services fee--Class C Shares	72,475
Shareholder services fee--Class A Shares	239,122
Shareholder services fee--Class B Shares	196,739
Shareholder services fee--Class C Shares	24,158
Shareholder services fee--Class F Shares	502,066
Share registration costs	64,896
Printing and postage	55,542
Insurance premiums	1,730
Taxes	36,291
Miscellaneous	6,290

TOTAL EXPENSES	4,875,215

Waiver of investment adviser fee	(30,897)

Net expenses		4,844,318

Net investment income		21,257,898

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(3,890,094)
Net change in unrealized depreciation of investments		9,936,289

Net realized and unrealized gain on investments		6,046,195

Change in net assets resulting from operations		$27,304,093

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,257,898	$22,744,312
Net realized loss on investments and futures contracts	(3,890,094)	(9,212,625)
Net change in unrealized appreciation/depreciation of investments and futures contracts	9,936,289	(10,822,213)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	27,304,093	2,709,474

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,607,991)	(5,545,498)
Class B Shares	(4,016,839)	(3,600,698)
Class C Shares	(494,968)	(419,960)
Class F Shares	(11,857,445)	(13,346,234)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,977,243)	(22,912,390)

Share Transactions:
Proceeds from sale of shares	78,722,636	95,743,962
Net asset value of shares issued to shareholders in payment of distributions declared	13,248,222	13,836,526
Cost of shares redeemed	(79,727,286)	(165,219,045)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,243,572	(55,638,557)

Change in net assets	17,570,422	(75,841,473)

Net Assets:
Beginning of period	388,165,135	464,006,608

End of period (including undistributed net investment income of $917,615 and $1,636,960, respectively)	$405,735,557	$388,165,135

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$ 9.78	$10.22	$11.04	$10.67	$10.33
Income From Investment Operations:
Net investment income	0.55	0.56	0.55	0.54	0.58
Net realized and unrealized gain (loss) on investments and futures contracts	0.15	(0.44)	(0.82)	0.39	0.33

TOTAL FROM INVESTMENT OPERATIONS	0.70	0.12	(0.27)	0.93	0.91

Less Distributions:
Distributions from net investment income	(0.57)	(0.56)	(0.55)	(0.56)	(0.57)

Net Asset Value, End of Period	$ 9.91	$ 9.78	$10.22	$11.04	$10.67

Total Return[2]	7.48%	1.37%	(2.58)%	8.91%	9.07%

Ratios to Average Net Assets:

Expenses	1.09%	1.09%	1.07%	1.08%	1.09%

Net investment income	5.69%	5.74%	5.14%	4.98%	5.29%

Expense waiver/reimbursement[3]	0.01%	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$106,555	$92,883	$109,297	$112,179	$94,941

Portfolio turnover	30%	18%	25%	41%	20%

1 Beginning with the year ended August 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$ 9.77	$10.22	$11.03	$10.66	$10.33
Income From Investment Operations:
Net investment income	0.47	0.49	0.47	0.44	0.51
Net realized and unrealized gain (loss) on investments and futures contracts	0.16	(0.45)	(0.81)	0.40	0.31

TOTAL FROM INVESTMENT OPERATIONS	0.63	0.04	(0.34)	0.84	0.82

Less Distributions:
Distributions from net investment income	(0.50)	(0.49)	(0.47)	(0.47)	(0.49)

Net Asset Value, End of Period	$ 9.90	$ 9.77	$10.22	$11.03	$10.66

Total Return[2]	6.67%	0.51%	(3.23)%	8.08%	8.17%

Ratios to Average Net Assets:

Expenses	1.84%	1.84%	1.82%	1.83%	1.84%

Net investment income	4.94%	4.99%	4.39%	4.25%	4.55%

Expense waiver/reimbursement[3]	0.01%	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$91,074	$71,512	$77,440	$47,028	$14,997

Portfolio turnover	30%	18%	25%	41%	20%

1 Beginning with the year ended August 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$ 9.77	$10.22	$11.03	$10.66	$10.33
Income From Investment Operations:
Net investment income	0.47	0.48	0.47	0.45	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	0.16	(0.44)	(0.81)	0.40	0.32

TOTAL FROM INVESTMENT OPERATIONS	0.63	0.04	(0.34)	0.85	0.82

Less Distributions:
Distributions from net investment income	(0.50)	(0.49)	(0.47)	(0.48)	(0.49)

Net Asset Value, End of Period	$ 9.90	$ 9.77	$10.22	$11.03	$10.66

Total Return[2]	6.66%	0.51%	(3.24)%	8.11%	8.17%

Ratios to Average Net Assets:

Expenses	1.84%	1.84%	1.82%	1.83%	1.86%

Net investment income	4.94%	4.99%	4.39%	4.24%	4.51%

Expense waiver/reimbursement[3]	0.01%	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$10,953	$8,858	$7,603	$6,269	$1,950

Portfolio turnover	30%	18%	25%	41%	20%

1 Beginning with the year ended August 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$9.78	$10.22	$11.04	$10.67	$10.33
Income From Investment Operations:
Net investment income	0.55	0.56	0.55	0.55	0.54
Net realized and unrealized gain (loss) on investments and futures contracts	0.15	(0.44)	(0.82)	0.38	0.37

TOTAL FROM INVESTMENT OPERATIONS	0.70	0.12	(0.27)	0.93	0.91

Less Distributions:
Distributions from net investment income	(0.57)	(0.56)	(0.55)	(0.56)	(0.57)

Net Asset Value, End of Period	$9.91	$ 9.78	$10.22	$11.04	$10.67

Total Return[2]	7.48%	1.37%	(2.58)%	8.91%	9.07%

Ratios to Average Net Assets:

Expenses	1.09%	1.09%	1.07%	1.08%	1.08%

Net investment income	5.69%	5.73%	5.14%	4.98%	5.23%

Expense waiver/reimbursement[3]	0.01%	--	--	--	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$197,154	$214,913	$269,667	$317,178	$331,588

Portfolio turnover	30%	18%	25%	41%	20%

1 Beginning with the year ended August 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2001

ORGANIZATION

Federated Municipal Opportunities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective is to provide a high level of current income which is generally exempt from federal regular income tax. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class F Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses on the Fund based on average daily net assets of each class without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing discounts on debt securities effective September 1, 2001. Prior to this date, the Fund did not amortize discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $33,443,622, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$ 566,748

2004	$ 3,648,711

2008	$24,259,223

2009	$ 4,968,940

Additionally, net capital losses of $3,524,937 attributable to security transactions incurred after October 31, 2000, are treated as arising on September 1, 2001, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended August 31, 2001, the Fund had no realized gains/losses on future contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At August 31, 2001, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At August 31, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
Class F Shares	500,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Year Ended August 31	2001		2000
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,874,469	$27,966,087	2,703,088	$26,239,518
Shares issued to shareholders in payment of distributions declared	422,363	4,095,481	400,376	3,898,761
Shares redeemed	(2,041,366)	(19,852,778)	(4,293,682)	(41,769,571)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,255,466	$12,208,790	(1,190,218)	$(11,631,292)

Year Ended August 31	2001		2000
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	3,075,064	$29,895,418	1,988,555	$19,401,226
Shares issued to shareholders in payment of distributions declared	181,939	1,764,191	173,452	1,689,503
Shares redeemed	(1,377,343)	(13,385,035)	(2,423,266)	(23,627,267)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,879,660	$18,274,574	(261,259)	$(2,536,538)

Year Ended August 31	2001		2000
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	1,424,369	$13,817,550	1,483,047	$14,399,404
Shares issued to shareholders in payment of distributions declared	29,517	286,201	26,305	255,688
Shares redeemed	(1,254,116)	(12,152,695)	(1,346,954)	(13,028,464)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	199,770	$1,951,056	162,398	$1,626,628

Year Ended August 31	2001		2000
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	726,585	$7,043,581	3,707,479	$35,703,814
Shares issued to shareholders in payment of distributions declared	732,500	7,102,349	820,597	7,992,574
Shares redeemed	(3,539,133)	(34,336,778)	(8,924,130)	(86,793,743)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(2,080,048)	$(20,190,848)	(4,396,054)	$(43,097,355)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,254,848	$12,243,572	(5,685,133)	$(55,638,557)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to reimburse FSC.

Share Class Name	Percent of Average Daily Net Assets
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

For the year ended August 31, 2001, Class A Shares and Class F Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended August 31, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $209,545,000 and $224,881,049, respectively.

General

Certain of the Officers and Trustees of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Risk

Although the Fund has a diversified portfolio, the Fund has 35% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities are accomplished by greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.

Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended August 31, 2001, were as follows:

Purchases	$112,038,815

Sales	$108,199,087

Federal Income Tax Information (unaudited)

For the year ended August 31, 2001, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Municipal Opportunities Fund, Inc. (the "Fund"), as of August 31, 2001, the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended August 31, 1999 were audited by other auditors whose report, dated October 15, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Opportunities Fund, Inc., at August 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
October 11, 2001

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Federated Municipal Opportunities Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313910200
Cusip 313910309
Cusip 313910408
Cusip 313910101

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G01091-01 (10/01)